Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Potentially Dilutive Securities Excluded from Computation of Diluted Weighted-average Shares of Common Stock Outstanding
	For the Nine Months Ended September 30,
	2025	2024

Unvested restricted stock	358,334	2,718,750
Warrants	7,493,461	-
Total	7,851,795	2,718,750

	December 31,
	2024	2023

Unvested Restricted stock awards	3,250,000	4,750,000
Total	3,250,000	4,750,000

Schedule of Segment Reporting Information
	Year Ended December 31,	For the period February 9, 2023 (Inception) to December 31,
	2024	2023
Legal fees	$2,619	$8,002
Accounting and other professional fees	2,410	7,285
Other	1,094	435
	$6,123	$15,722